8. INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES

Income tax expense (benefit) consists of:

	Current	Deferred	Total
Year Ended December 31, 2014:
U.S. federal	$––	$––	$––
State and local	––	––	––
Foreign	7,080	––	7,080
	$7,080	$––	$7,080
Year Ended December 31, 2015:
U.S. federal	$––	$––	$––
State and local	––	––	––
Foreign	7,363	––	7,363
	$7,363	$––	$7,363

A reconciliation of the expected income tax expense or benefit to actual follows:

	2015	2014
Computed "expected" US tax (benefit) at Federal statutory rate	$(283,266)	$41,645
Change resulting from:
State and local income taxes, net of federal income tax benefit	(55,828)	––
Valuation allowance	414,612	(281,039)
Non––deductible items	(68,155)	12,063
Expired State Net Operating Losses	––	234,411
Income tax expense (benefit)	$7,363	$7,080

Temporary differences at December 31 follow:

	2015	2014
Deferred income tax assets:
Inventories	$90,879	$132,511
Accounts receivable	181,223	143,780
Accrued expenses	43,668	36,621
Net operating loss and tax credit carry forwards	18,272,306	17,863,473
Plant and equipment	590	4,629
Stock compensation	97,464	90,504
Other – investment impairments	127,855	127,855
Total deferred income tax assets	18,813,985	18,399,373
Valuation allowance	(18,813,985)	(18,399,373)
Net deferred tax assets	$––	$––

As of December 31, 2015 the Company had federal net operating loss carry forwards of approximately $50,691,000 which are available to offset future taxable income. They are due to expire in varying amounts from 2018 to 2035. As of December 31, 2015, the Company had Massachusetts state net operating loss carry forwards of approximately $5,097,000 which are available to offset future taxable income. They are due to expire in varying amounts from 2031 through 2035.  A valuation allowance has been established for the full amount of deferred income tax assets as management has concluded that it is more-likely than-not that the benefits from such assets will not be realized

The Company reviews annually the guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in the financial statements. Tax positions must meet a "more-likely-than-not" recognition threshold. At December 31, 2015 and 2014, the Company did not have any uncertain tax positions. No interest and penalties related to uncertain tax positions were accrued at December 31, 2015 and 2014.

The Company files income tax returns in the US and also filed returns in the UK through 2014.  The Company no longer files returns in the UK.  For returns filed in the US for all years prior to 2011 to the extent the net operating losses were generated, if and when the net operating losses are used, the Internal Revenue Service has the opportunity to then review the underlying returns which created the net operating loss.